UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22692

American Funds College Target Date Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive,

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

Steven I. Koszalka

American Funds College Target Date Series

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Funds College Target Date SeriesSM
American Funds College 2030 FundSM
Investment Portfolio

January 31, 2013 unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 20.0%
EuroPacific Growth Fund, Class R-6	108,709	$ 4,646
The Growth Fund of America, Inc., Class R-6	129,457	4,646
		9,292

GROWTH-AND-INCOME FUNDS — 70.0%
Capital World Growth and Income Fund, Inc., Class R-6	240,176	9,293
Fundamental Investors, Class R-6	217,316	9,293
International Growth and Income Fund, Class R-6	212,934	6,969
The Investment Company of America, Class R-6	221,741	6,969
		32,524

BOND FUNDS — 10.0%
Capital World Bond Fund, Class R-6	110,257	2,323
U.S. Government Securities Fund, Class R-6	164,642	2,323
		4,646

Total investment securities (cost: $44,857,000)		46,462
Other assets less liabilities		(12)

Net assets		$46,450

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 1,689
Gross unrealized depreciation on investment securities	(84)
Net unrealized appreciation on investment securities	1,605
Cost of investment securities for federal income tax purposes	44,857

American Funds College 2027 FundSM
Investment Portfolio

January 31, 2013 unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 15.0%
EuroPacific Growth Fund, Class R-6	70,139	$ 2,998
The Growth Fund of America, Inc., Class R-6	167,051	5,995
		8,993

GROWTH-AND-INCOME FUNDS — 55.0%
Capital World Growth and Income Fund, Inc., Class R-6	232,442	8,993
Fundamental Investors, Class R-6	210,318	8,993
International Growth and Income Fund, Class R-6	183,179	5,996
The Investment Company of America, Class R-6	286,134	8,993
		32,975

EQUITY-INCOME AND BALANCED FUNDS — 10.0%
American Funds Global Balanced Fund, Class R-6	218,892	5,996

BOND FUNDS — 20.0%
Capital World Bond Fund, Class R-6	142,275	2,998
U.S. Government Securities Fund, Class R-6	637,362	8,993
		11,991

Total investment securities (cost: $58,319,000)		59,955
Other assets less liabilities		(17)

Net assets		$59,938

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 1,886
Gross unrealized depreciation on investment securities	(250)
Net unrealized appreciation on investment securities	1,636
Cost of investment securities for federal income tax purposes	58,319

American Funds College 2024 FundSM
Investment Portfolio

January 31, 2013 unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 10.0%
The Growth Fund of America, Inc., Class R-6	245,239	$ 8,801

GROWTH-AND-INCOME FUNDS — 45.0%
Capital World Growth and Income Fund, Inc., Class R-6	227,491	8,802
International Growth and Income Fund, Class R-6	268,916	8,802
The Investment Company of America, Class R-6	420,059	13,202
Washington Mutual Investors Fund, Class R-6	270,403	8,801
		39,607

EQUITY-INCOME AND BALANCED FUNDS — 10.0%
American Funds Global Balanced Fund, Class R-6	321,345	8,802

BOND FUNDS — 35.0%
The Bond Fund of America, Class R-6	1,026,629	13,202
Capital World Bond Fund, Class R-6	208,866	4,401
U.S. Government Securities Fund, Class R-6	935,680	13,203
		30,806

Total investment securities (cost: $86,415,000)		88,016
Other assets less liabilities		(2)

Net assets		$88,014

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 2,053
Gross unrealized depreciation on investment securities	(452)
Net unrealized appreciation on investment securities	1,601
Cost of investment securities for federal income tax purposes	86,415

American Funds College 2021 FundSM
Investment Portfolio

January 31, 2013 unaudited

Fund investments	Shares	Value (000)

GROWTH-AND-INCOME FUNDS — 40.0%
American Mutual Fund, Class R-6	556,981	$ 16,470
International Growth and Income Fund, Class R-6	335,471	10,980
Washington Mutual Investors Fund, Class R-6	505,989	16,470
		43,920

EQUITY-INCOME AND BALANCED FUNDS — 15.0%
American Funds Global Balanced Fund, Class R-6	601,312	16,470

BOND FUNDS — 45.0%
American Funds Mortgage Fund, Class R-6	1,084,976	10,980
The Bond Fund of America, Class R-6	2,134,518	27,450
U.S. Government Securities Fund, Class R-6	778,169	10,980
		49,410

Total investment securities (cost: $108,289,000)		109,800
Other assets less liabilities		(30)

Net assets		$109,770

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 2,076
Gross unrealized depreciation on investment securities	(565)
Net unrealized appreciation on investment securities	1,511
Cost of investment securities for federal income tax purposes	108,289

American Funds College 2018 FundSM
Investment Portfolio

January 31, 2013 unaudited

Fund investments	Shares	Value (000)

GROWTH-AND-INCOME FUNDS — 20.0%
American Mutual Fund, Class R-6	813,100	$ 24,044

EQUITY-INCOME AND BALANCED FUNDS — 20.0%
The Income Fund of America, Class R-6	1,289,188	24,043

BOND FUNDS — 60.0%
American Funds Mortgage Fund, Class R-6	2,375,826	24,043
The Bond Fund of America, Class R-6	2,337,030	30,054
Intermediate Bond Fund of America, Class R-6	1,317,204	18,033
		72,130

Total investment securities (cost: $119,354,000)		120,217
Other assets less liabilities		(47)

Net assets		$120,170

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 1,444
Gross unrealized depreciation on investment securities	(581)
Net unrealized appreciation on investment securities	863
Cost of investment securities for federal income tax purposes	119,354

American Funds College 2015 FundSM
Investment Portfolio

January 31, 2013 unaudited

Fund investments	Shares	Value (000)

EQUITY-INCOME AND BALANCED FUNDS — 10.0%
The Income Fund of America, Class R-6	554,201	$ 10,336

BOND FUNDS — 90.0%
American Funds Mortgage Fund, Class R-6	3,063,984	31,007
The Bond Fund of America, Class R-6	1,607,440	20,672
Intermediate Bond Fund of America, Class R-6	3,019,968	41,343
		93,022

Total investment securities (cost: $103,828,000)		103,358
Other assets less liabilities		(53)

Net assets		$103,305

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 287
Gross unrealized depreciation on investment securities	(757)
Net unrealized depreciation on investment securities	(470)
Cost of investment securities for federal income tax purposes	103,828

American Funds College Enrollment FundSM
Investment Portfolio

January 31, 2013 unaudited

Fund investments	Shares	Value (000)

BOND FUNDS — 100.0%
American Funds Mortgage Fund, Class R-6	1,138,272	$11,520
Intermediate Bond Fund of America, Class R-6	981,680	13,439
Short-Term Bond Fund of America, Class R-6	1,335,905	13,439

Total investment securities (cost: $38,640,000)		38,398
Other assets less liabilities		(21)

Net assets		$38,377

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ —
Gross unrealized depreciation on investment securities	(242)
Net unrealized depreciation on investment securities	(242)
Cost of investment securities for federal income tax purposes	38,640

Valuation disclosures

Security valuation — The net asset values of the funds are calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2013, all of the investment securities for each fund were classified as Level 1.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-800-0313O-S34889

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS COLLEGE TARGET DATE SERIES

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: March 28, 2013

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: March 28, 2013